Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Line Items]
Payment term	30 days
Percentage of personal loan	0.50%
Percentage of corporate loan	2.50%
Installment term	7 days
Percentage of interest fee	0.08%
Minimum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	3 years
Services term	12 months
Obligation term	6 months
Contract term	6 months
Maximum [Member]
Material Accounting Policies [Line Items]
Estimated useful lives years	10 years
Services term	18 months
Obligation term	24 months
Contract term	12 months